Form N-1A Cover	Sep. 22, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	DEUTSCHE DWS INVESTMENT TRUST
Entity Central Index Key	0000088064
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 22, 2025
Prospectus Date	Mar. 01, 2025
Supplement to Prospectus [Text Block]	IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME AND INVESTMENT POLICIESSUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUSDWS ESG Core Equity FundDWS Investment Management Americas, Inc., the fund’s investment advisor, has proposed and the Board of Trustees of the fund has approved implementing revisions to the investment strategy of the fund, including: (i) a new fund name; (ii) changes to the fund’s investment process; and (iii) modifications to the fund’s existing non-fundamental 80% investment policy. The changes to the fund are further described below and will become effective on or about December 15, 2025.These changes to the fund are expected to result in portfolio turnover and/or redemptions from the fund which could raise transaction costs and are expected to result in increased taxable distributions to shareholders and distributions that would be taxable to shareholders at higher federal income tax rates (e.g., short-term capital gains). Shareholders and potential investors should consult their own tax professional about the federal income tax and other tax consequences of an investment in shares of the fund.The fund will change its name as follows:DWS ESG Core Equity Fund will be renamed DWS Enhanced Core Equity Fund.The following disclosure replaces the existing similar disclosure contained under the “PRINCIPAL INVESTMENT STRATEGIES” section of the fund’s summary prospectus and under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary section of the fund's prospectus.Main investments. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify investments for the fund. The proprietary quantitative models used by portfolio management to construct the fund’s portfolio are research based and seek to identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. Portfolio management intends to utilize internal research to implement certain risk, sector, or style tilts.Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund’s benchmark.All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.Portfolio management generally considers environmental, social and governance (ESG) factors that it believes to be financially material.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. From time to time, certain amounts of the fund’s assets may be invested in total return swap transactions, through which the fund and a swap counterparty will exchange the returns of a custom basket of both long and short positions selected using portfolio management’s proprietary quantitative models. Portfolio management may use total return swaps in seeking to enhance potential returns as well as for hedging. In addition, portfolio management may use options and futures contracts as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. Portfolio management may also use put options for hedging and volatility management purposes.The fund may also use other types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.